Summary of Significant Accounting Policies - Schedule of Operating Results of the VIEs (Details) - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of operating results of the VIEs [Line Items]
Revenue	$ 161,535,971	$ 132,090,026	$ 160,009,293
Operating expenses	163,977,758	139,298,705	170,094,956
Net loss	$ (3,698,695)	$ (7,120,033)	$ (10,689,357)